SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payable	$ 2,620,593	$ 2,909,119	$ 1,113,925
Note Payable - Equipment			36,538
PPP Loans Payable	1,341,485	1,283,624	1,283,624
Less current portion	(2,620,593)	(2,909,119)	(1,150,463)
Long term portion	$ 1,341,485	1,283,624	$ 1,283,624
Restated [Member]
Notes Payable		2,861,425
Note Payable - Equipment
PPP Loans Payable		1,331,318
Less current portion		(2,861,425)
Long term portion		$ 1,331,318